Other Assets Schedule of Other Assets Table (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets	$ 18	$ 13
Income tax receivable	11	14
Deposits	7	24
Other	30	38
Other non-current assets	$ 66	$ 89